THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")
                                  Supplement to
                                Excel Choice VUL
                        Prospectus Dated November 5, 2007
                          Supplement Dated May 1, 2008

Effective May 1, 2008, Union Central will add certain variable investment options to your Policy. The following revisions are made to your prospectus on that date:

A. The following chart is added to your prospectus section on The Funds:

------------------------------------------------------------ ------------------------------------------------------------
                         FUND NAME                                               INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                     Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------ ------------------------------------------------------------
               AIM Variable Insurance Funds                                  Invesco Aim Advisors, Inc.
------------------------------------------------------------ ------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------
  - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark
  Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco
  Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
  Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
  Australia Limited
------------------------------------------------------------ ------------------------------------------------------------
               American Century Investments                         American Century Investment Management, Inc.
------------------------------------------------------------ ------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
------------------------------------------------------------ ------------------------------------------------------------
              Calvert Variable Series, Inc.*                           Calvert Asset Management Company, Inc.
------------------------------------------------------------ ------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, L.L.C.
------------------------------------------------------------ ------------------------------------------------------------
                  DWS Variable Series II                            Deutsche Investment Management Americas Inc.
------------------------------------------------------------ ------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
------------------------------------------------------------ ------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
------------------------------------------------------------ ------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                         Massachusetts Financial Services Company
------------------------------------------------------------ ------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
------------------------------------------------------------ ------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
------------------------------------------------------------ ------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                        Neuberger Berman Management Inc.
------------------------------------------------------------ ------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
------------------------------------------------------------ ------------------------------------------------------------
    Summit Mutual Funds, Inc., Summit Pinnacle Series*                    Summit Investment Partners, Inc.
------------------------------------------------------------ ------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Inflation-adjusted income.
------------------------------------------------------------ ------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Target allocation - Aggressive.
------------------------------------------------------------ ------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Target allocation - Conservative.
------------------------------------------------------------ ------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Target allocation - Moderate.
------------------------------------------------------------ ------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                                T. Rowe Price Associates, Inc.
------------------------------------------------------------ ------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Growth.
------------------------------------------------------------ ------------------------------------------------------------
          The Universal Institutional Funds, Inc.            Morgan Stanley Investment Management Inc., dba Van Kampen
------------------------------------------------------------ ------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------

*These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central. Also, Ameritas Investment Corp., an affiliate of ours, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

B. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

C.   Also effective May 1, 2008:
     o MFS Variable Insurance Trust has changed the name of the MFS VIT Emerging Growth Series, Initial Class portfolio to MFS VIT Growth Series, Initial Class.
     o The Alger American Fund has changed the name of the Alger American Leveraged AllCap Portfolio, Class O to Alger American Capital Appreciation Portfolio, Class O.

All other provisions of your prospectus remain as stated in your Policy and prospectus, as previously amended. Please see the respective fund prospectuses for more information about the portfolios.

       Please retain this Supplement with the current prospectus for your variable Policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.876% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2009. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

--------------------------------------------------------------------------------------------------------------------
                                    THE UNION CENTRAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------
                                         VARIABLE UNIVERSAL LIFE INSURANCE
--------------------------------------------------------------------------------------------------------------------
             MALE ISSUE AGE: 36                        EXCEL CHOICE                $ 300,000 BASE
             STANDARD NONTOBACCO           $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION A
             VARIABLE INVESTMENT                         CHARGES                   CASH VALUE ACCUMULATION TEST
--------------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                    ACCOUNT VALUE                  CASH SURRENDER VALUE
--------------------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
  END OF  ----------------------------------------------------------------------------------------------------------
   YEAR      12% Gross   6% Gross    0% Gross   12% Gross   6% Gross     0% Gross   12% Gross   6% Gross    0% Gross
--------------------------------------------------------------------------------------------------------------------
  1           300,000    300,000     300,000       3,103      2,923       2,742      1,212       1,032         851
--------------------------------------------------------------------------------------------------------------------
   2           300,000    300,000     300,000       6,496      5,944       5,414      4,605       4,053       3,523
--------------------------------------------------------------------------------------------------------------------
   3           300,000    300,000     300,000      10,206      9,066       8,014      8,315       7,175       6,123
--------------------------------------------------------------------------------------------------------------------
   4           300,000    300,000     300,000      14,260     12,288      10,537     12,369      10,397       8,646
--------------------------------------------------------------------------------------------------------------------
   5           300,000    300,000     300,000      18,698     15,617      12,988     16,807      13,726      11,097
--------------------------------------------------------------------------------------------------------------------
   6           300,000    300,000     300,000      23,544     19,042      15,351     21,843      17,341      13,649
--------------------------------------------------------------------------------------------------------------------
   7           300,000    300,000     300,000      28,865     22,591      17,651     27,352      21,079      16,138
--------------------------------------------------------------------------------------------------------------------
   8           300,000    300,000     300,000      34,711     26,270      19,887     33,387      24,946      18,564
--------------------------------------------------------------------------------------------------------------------
   9           300,000    300,000     300,000      41,144     30,090      22,067     40,009      28,956      20,933
--------------------------------------------------------------------------------------------------------------------
  10           300,000    300,000     300,000      48,217     34,050      24,183     47,271      33,105      23,238
--------------------------------------------------------------------------------------------------------------------
  15           300,000    300,000     300,000      97,666     57,020      34,129     97,666      57,020      34,129
--------------------------------------------------------------------------------------------------------------------
  20           407,929    300,000     300,000     181,726     87,515      44,570    181,726      87,515      44,570
--------------------------------------------------------------------------------------------------------------------
  25           617,242    300,000     300,000     317,666    124,686      52,360    317,666     124,686      52,360
--------------------------------------------------------------------------------------------------------------------
  30           911,507    300,000     300,000     535,557    170,218      56,230    535,557     170,218      56,230
--------------------------------------------------------------------------------------------------------------------
  35         1,335,579    342,300     300,000     882,427    226,160      54,177    882,427     226,160      54,177
--------------------------------------------------------------------------------------------------------------------
  40         1,959,369    400,840     300,000   1,431,544    292,860      42,596  1,431,544     292,860      42,596
--------------------------------------------------------------------------------------------------------------------
  45         2,898,575    469,307     300,000   2,295,810    371,714      14,019  2,295,810     371,714      14,019
--------------------------------------------------------------------------------------------------------------------
  50         4,321,296    549,914           0   3,651,563    464,686           0  3,651,563     464,686           0
--------------------------------------------------------------------------------------------------------------------
  55         6,513,712    647,802           0   5,773,953    574,231           0  5,773,953     574,231           0
--------------------------------------------------------------------------------------------------------------------
  60         9,830,124    760,409           0   9,146,769    707,548           0  9,146,769     707,548           0
--------------------------------------------------------------------------------------------------------------------
  Age
  100       13,740,789    866,721           0  13,474,796    849,943           0 13,474,796     849,943           0
--------------------------------------------------------------------------------------------------------------------
Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-2

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL CHOICE               $ 300,000 BASE
       STANDARD NONTOBACCO              $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                   GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross  6% Gross    0% Gross   12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,737      2,569      2,402        846        679        511
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,914      5,405      4,917      4,023      3,514      3,026
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,385      8,332      7,360      7,494      6,441      5,469
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     13,175     11,349      9,729     11,284      9,459      7,838
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     17,315     14,459     12,022     15,424     12,568     10,131
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,835     17,658     14,232     20,133     15,956     12,530
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     26,776     20,951     16,361     25,264     19,438     14,849
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     32,176     24,335     18,404     30,852     23,011     17,080
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     38,085     27,816     20,360     36,950     26,681     19,226
---------------------------------------------------------------------------------------------------------------
  10          300,000    300,000     300,000     44,548     31,388     22,223     43,603     30,443     21,278
---------------------------------------------------------------------------------------------------------------
  15          300,000    300,000     300,000     90,017     52,252     31,019     90,017     52,252     31,019
---------------------------------------------------------------------------------------------------------------
  20          368,575    300,000     300,000    164,194     76,191     36,536    164,194     76,191     36,536
---------------------------------------------------------------------------------------------------------------
  25          544,500    300,000     300,000    280,230    102,686     36,710    280,230    102,686     36,710
---------------------------------------------------------------------------------------------------------------
  30          778,345    300,000     300,000    457,318    130,913     27,789    457,318    130,913     27,789
---------------------------------------------------------------------------------------------------------------
  35        1,092,374    300,000     300,000    721,739    159,469      1,883    721,739    159,469      1,883
---------------------------------------------------------------------------------------------------------------
  40        1,514,867    300,000           0  1,106,784    186,274          0  1,106,784    186,274          0
---------------------------------------------------------------------------------------------------------------
  45        2,088,799    300,000           0  1,654,429    208,758          0  1,654,429    208,758          0
---------------------------------------------------------------------------------------------------------------
  50        2,868,399    300,000           0  2,423,842    223,317          0  2,423,842    223,317          0
---------------------------------------------------------------------------------------------------------------
  55        3,938,512    300,000           0  3,491,217    211,404          0  3,491,217    211,404          0
---------------------------------------------------------------------------------------------------------------
  60        5,416,833    300,000           0  5,040,275     24,712          0  5,040,275     24,712          0
---------------------------------------------------------------------------------------------------------------
  Age
  100       6,996,043          0           0  6,860,614          0          0  6,860,614          0          0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-3


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL CHOICE               $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM           DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                 USING CURRENT CHARGES           CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross   0% Gross  12% Gross   6% Gross  0% Gross
---------------------------------------------------------------------------------------------------------------
   1            303,097   302,917    302,737        3,097      2,917    2,737       1,207      1,026       846
---------------------------------------------------------------------------------------------------------------
   2            306,477   305,927    305,398        6,477      5,927    5,398       4,586      4,036     3,507
---------------------------------------------------------------------------------------------------------------
   3            310,164   309,030    307,982       10,164      9,030    7,982       8,274      7,139     6,091
---------------------------------------------------------------------------------------------------------------
   4            314,185   312,224    310,484       14,185     12,224   10,484      12,294     10,333     8,593
---------------------------------------------------------------------------------------------------------------
   5            318,573   315,515    312,906       18,573     15,515   12,906      16,682     13,624    11,015
---------------------------------------------------------------------------------------------------------------
   6            323,349   318,890    315,233       23,349     18,890   15,233      21,647     17,188    13,531
---------------------------------------------------------------------------------------------------------------
   7            328,576   322,374    317,489       28,576     22,374   17,489      27,064     20,862    15,976
---------------------------------------------------------------------------------------------------------------
   8            334,301   325,974    319,675       34,301     25,974   19,675      32,977     24,650    18,351
---------------------------------------------------------------------------------------------------------------
   9            340,579   329,699    321,797       40,579     29,699   21,797      39,444     28,564    20,663
---------------------------------------------------------------------------------------------------------------
  10            347,456   333,544    323,847       47,456     33,544   23,847      46,511     32,599    22,902
---------------------------------------------------------------------------------------------------------------
  15            394,745   355,438    333,267       94,745     55,438   33,267      94,745     55,438    33,267
---------------------------------------------------------------------------------------------------------------
  20            474,922   384,314    343,167      174,922     84,314   43,167     174,922     84,314    43,167
---------------------------------------------------------------------------------------------------------------
  25            604,995   417,792    349,866      304,995    117,792   49,866     304,995    117,792    49,866
---------------------------------------------------------------------------------------------------------------
  30            876,380   455,009    351,727      514,918    155,009   51,727     514,918    155,009    51,727
---------------------------------------------------------------------------------------------------------------
  35          1,285,400   493,931    346,374      849,273    193,931   46,374     849,273    193,931    46,374
---------------------------------------------------------------------------------------------------------------
  40          1,886,888   530,415    330,207    1,378,588    230,415   30,207   1,378,588    230,415    30,207
---------------------------------------------------------------------------------------------------------------
  45          2,792,377   556,532          0    2,211,696    256,532        0   2,211,696    256,532         0
---------------------------------------------------------------------------------------------------------------
  50          4,163,921   558,921          0    3,518,579    258,921        0   3,518,579    258,921         0
---------------------------------------------------------------------------------------------------------------
  55          6,277,392   516,277          0    5,564,472    216,277        0   5,564,472    216,277         0
---------------------------------------------------------------------------------------------------------------
  60          9,474,338   401,141          0    8,815,716    101,141        0   8,815,716    101,141         0
---------------------------------------------------------------------------------------------------------------
  Age
  100        13,277,634         0          0   12,977,634          0        0  12,977,634          0         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-4


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL CHOICE               $ 300,000 BASE
       STANDARD NONTOBACCO              $3,500 ANNUAL PREMIUM USING        DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                   GUARANTEED CHARGES            CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross    0% Gross  12% Gross  6% Gross  0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,731   302,564    302,397        2,731      2,564     2,397        840        673       506
---------------------------------------------------------------------------------------------------------------
   2            305,896   305,389    304,902        5,896      5,389     4,902      4,005      3,498     3,011
---------------------------------------------------------------------------------------------------------------
   3            309,346   308,298    307,330        9,346      8,298     7,330      7,455      6,407     5,439
---------------------------------------------------------------------------------------------------------------
   4            313,102   311,288    309,678       13,102     11,288     9,678     11,212      9,398     7,787
---------------------------------------------------------------------------------------------------------------
   5            317,195   314,362    311,943       17,195     14,362    11,943     15,304     12,471    10,052
---------------------------------------------------------------------------------------------------------------
   6            321,648   317,512    314,118       21,648     17,512    14,118     19,946     15,810    12,417
---------------------------------------------------------------------------------------------------------------
   7            326,498   320,742    316,205       26,498     20,742    16,205     24,985     19,229    14,693
---------------------------------------------------------------------------------------------------------------
   8            331,776   324,046    318,196       31,776     24,046    18,196     30,452     22,722    16,872
---------------------------------------------------------------------------------------------------------------
   9            337,526   327,427    320,092       37,526     27,427    20,092     36,391     26,293    18,958
---------------------------------------------------------------------------------------------------------------
  10            343,782   330,877    321,884       43,782     30,877    21,884     42,837     29,932    20,938
---------------------------------------------------------------------------------------------------------------
  15            386,937   350,579    330,106       86,937     50,579    30,106     86,937     50,579    30,106
---------------------------------------------------------------------------------------------------------------
  20            454,446   371,668    334,529      154,446     71,668    34,529    154,446     71,668    34,529
---------------------------------------------------------------------------------------------------------------
  25            559,151   391,572    332,811      259,151     91,572    32,811    259,151     91,572    32,811
---------------------------------------------------------------------------------------------------------------
  30            720,491   405,269    321,159      420,491    105,269    21,159    420,491    105,269    21,159
---------------------------------------------------------------------------------------------------------------
  35          1,006,301   403,060          0      664,870    103,060         0    664,870    103,060         0
---------------------------------------------------------------------------------------------------------------
  40          1,397,739   366,723          0    1,021,209     66,723         0  1,021,209     66,723         0
---------------------------------------------------------------------------------------------------------------
  45          1,929,294         0          0    1,528,093          0         0  1,528,093          0         0
---------------------------------------------------------------------------------------------------------------
  50          2,651,194         0          0    2,240,301          0         0  2,240,301          0         0
---------------------------------------------------------------------------------------------------------------
  55          3,641,992         0          0    3,228,373          0         0  3,228,373          0         0
---------------------------------------------------------------------------------------------------------------
  60          5,010,648         0          0    4,662,326          0         0  4,662,326          0         0
---------------------------------------------------------------------------------------------------------------
  Age
  100         6,277,258         0          0    5,977,258          0         0  5,977,258          0         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-5

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXCEL CHOICE                         $ 300,000 BASE
       STANDARD NONTOBACCO                  $3,500 ANNUAL PREMIUM                DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                  USING CURRENT CHARGES                GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross   0% Gross   12% Gross   6% Gross   0% Gross  12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            300,000    300,000   300,000        3,103      2,923     2,742      1,212      1,032       851
---------------------------------------------------------------------------------------------------------------
   2            300,000    300,000   300,000        6,496      5,944     5,414      4,605      4,053     3,523
---------------------------------------------------------------------------------------------------------------
   3            300,000    300,000   300,000       10,206      9,066     8,014      8,315      7,175     6,123
---------------------------------------------------------------------------------------------------------------
   4            300,000    300,000   300,000       14,260     12,288    10,537     12,369     10,397     8,646
---------------------------------------------------------------------------------------------------------------
   5            300,000    300,000   300,000       18,698     15,617    12,988     16,807     13,726    11,097
---------------------------------------------------------------------------------------------------------------
   6            300,000    300,000   300,000       23,544     19,042    15,351     21,843     17,341    13,649
---------------------------------------------------------------------------------------------------------------
   7            300,000    300,000   300,000       28,865     22,591    17,651     27,352     21,079    16,138
---------------------------------------------------------------------------------------------------------------
   8            300,000    300,000   300,000       34,711     26,270    19,887     33,387     24,946    18,564
---------------------------------------------------------------------------------------------------------------
   9            300,000    300,000   300,000       41,144     30,090    22,067     40,009     28,956    20,933
---------------------------------------------------------------------------------------------------------------
  10            300,000    300,000   300,000       48,217     34,050    24,183     47,271     33,105    23,238
---------------------------------------------------------------------------------------------------------------
  15            300,000    300,000   300,000       97,666     57,020    34,129     97,666     57,020    34,129
---------------------------------------------------------------------------------------------------------------
  20            300,000    300,000   300,000      182,342     87,515    44,570    182,342     87,515    44,570
---------------------------------------------------------------------------------------------------------------
  25            420,631    300,000   300,000      323,562    124,686    52,360    323,562    124,686    52,360
---------------------------------------------------------------------------------------------------------------
  30            668,018    300,000   300,000      556,682    170,218    56,230    556,682    170,218    56,230
---------------------------------------------------------------------------------------------------------------
  35          1,081,285    300,000   300,000      940,247    227,340    54,177    940,247    227,340    54,177
---------------------------------------------------------------------------------------------------------------
  40          1,654,538    317,679   300,000    1,575,750    302,552    42,596  1,575,750    302,552    42,596
---------------------------------------------------------------------------------------------------------------
  45          2,759,231    418,741   300,000    2,627,839    398,801    14,019  2,627,839    398,801    14,019
---------------------------------------------------------------------------------------------------------------
  50          4,566,184    543,325         0    4,348,747    517,453         0  4,348,747    517,453         0
---------------------------------------------------------------------------------------------------------------
  55          7,493,245    694,683         0    7,136,424    661,603         0  7,136,424    661,603         0
---------------------------------------------------------------------------------------------------------------
  60         11,802,426    848,245         0   11,802,426    848,245         0 11,802,426    848,245         0
---------------------------------------------------------------------------------------------------------------
  Age
  100        17,770,603  1,038,598         0   17,770,603  1,038,598         0 17,770,603  1,038,598         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-6


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                     GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            300,000   300,000    300,000        2,737     2,569      2,402        846        679       511
---------------------------------------------------------------------------------------------------------------
   2            300,000   300,000    300,000        5,914     5,405      4,917      4,023      3,514     3,026
---------------------------------------------------------------------------------------------------------------
   3            300,000   300,000    300,000        9,385     8,332      7,360      7,494      6,441     5,469
---------------------------------------------------------------------------------------------------------------
   4            300,000   300,000    300,000       13,175    11,349      9,729     11,284      9,459     7,838
---------------------------------------------------------------------------------------------------------------
   5            300,000   300,000    300,000       17,315    14,459     12,022     15,424     12,568    10,131
---------------------------------------------------------------------------------------------------------------
   6            300,000   300,000    300,000       21,835    17,658     14,232     20,133     15,956    12,530
---------------------------------------------------------------------------------------------------------------
   7            300,000   300,000    300,000       26,776    20,951     16,361     25,264     19,438    14,849
---------------------------------------------------------------------------------------------------------------
   8            300,000   300,000    300,000       32,176    24,335     18,404     30,852     23,011    17,080
---------------------------------------------------------------------------------------------------------------
   9            300,000   300,000    300,000       38,085    27,816     20,360     36,950     26,681    19,226
---------------------------------------------------------------------------------------------------------------
  10            300,000   300,000    300,000       44,548    31,388     22,223     43,603     30,443    21,278
---------------------------------------------------------------------------------------------------------------
  15            300,000   300,000    300,000       90,017    52,252     31,019     90,017     52,252    31,019
---------------------------------------------------------------------------------------------------------------
  20            300,000   300,000    300,000      164,813    76,191     36,536    164,813     76,191    36,536
---------------------------------------------------------------------------------------------------------------
  25            377,320   300,000    300,000      290,246   102,686     36,710    290,246    102,686    36,710
---------------------------------------------------------------------------------------------------------------
  30            594,817   300,000    300,000      495,681   130,913     27,789    495,681    130,913    27,789
---------------------------------------------------------------------------------------------------------------
  35            952,211   300,000    300,000      828,010   159,469      1,883    828,010    159,469     1,883
---------------------------------------------------------------------------------------------------------------
  40          1,442,276   300,000          0    1,373,596   186,274          0  1,373,596    186,274         0
---------------------------------------------------------------------------------------------------------------
  45          2,380,155   300,000          0    2,266,815   208,758          0  2,266,815    208,758         0
---------------------------------------------------------------------------------------------------------------
  50          3,867,049   300,000          0    3,682,904   223,317          0  3,682,904    223,317         0
---------------------------------------------------------------------------------------------------------------
  55          6,156,026   300,000          0    5,862,882   211,404          0  5,862,882    211,404         0
---------------------------------------------------------------------------------------------------------------
  60          9,548,055   300,000          0    9,548,055    24,712          0  9,548,055     24,712         0
---------------------------------------------------------------------------------------------------------------
  Age
  100        14,379,146         0          0   14,379,146         0          0 14,379,146          0         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-7


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                        EXCEL CHOICE                  $ 300,000 BASE
       STANDARD NONTOBACCO                  $3,500 ANNUAL PREMIUM              DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                  USING CURRENT CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross   0% Gross   12% Gross  6% Gross  0% Gross
---------------------------------------------------------------------------------------------------------------
   1            303,097   302,917    302,737        3,097     2,917      2,737      1,207      1,026       846
---------------------------------------------------------------------------------------------------------------
   2            306,477   305,927    305,398        6,477     5,927      5,398      4,586      4,036     3,507
---------------------------------------------------------------------------------------------------------------
   3            310,164   309,030    307,982       10,164     9,030      7,982      8,274      7,139     6,091
---------------------------------------------------------------------------------------------------------------
   4            314,185   312,224    310,484       14,185    12,224     10,484     12,294     10,333     8,593
---------------------------------------------------------------------------------------------------------------
   5            318,573   315,515    312,906       18,573    15,515     12,906     16,682     13,624    11,015
---------------------------------------------------------------------------------------------------------------
   6            323,349   318,890    315,233       23,349    18,890     15,233     21,647     17,188    13,531
---------------------------------------------------------------------------------------------------------------
   7            328,576   322,374    317,489       28,576    22,374     17,489     27,064     20,862    15,976
---------------------------------------------------------------------------------------------------------------
   8            334,301   325,974    319,675       34,301    25,974     19,675     32,977     24,650    18,351
---------------------------------------------------------------------------------------------------------------
   9            340,579   329,699    321,797       40,579    29,699     21,797     39,444     28,564    20,663
---------------------------------------------------------------------------------------------------------------
  10            347,456   333,544    323,847       47,456    33,544     23,847     46,511     32,599    22,902
---------------------------------------------------------------------------------------------------------------
  15            394,745   355,438    333,267       94,745    55,438     33,267     94,745     55,438    33,267
---------------------------------------------------------------------------------------------------------------
  20            474,922   384,314    343,167      174,922    84,314     43,167    174,922     84,314    43,167
---------------------------------------------------------------------------------------------------------------
  25            604,995   417,792    349,866      304,995   117,792     49,866    304,995    117,792    49,866
---------------------------------------------------------------------------------------------------------------
  30            815,819   455,009    351,727      515,819   155,009     51,727    515,819    155,009    51,727
---------------------------------------------------------------------------------------------------------------
  35          1,157,748   493,931    346,374      857,748   193,931     46,374    857,748    193,931    46,374
---------------------------------------------------------------------------------------------------------------
  40          1,712,947   530,415    330,207    1,412,947   230,415     30,207  1,412,947    230,415    30,207
---------------------------------------------------------------------------------------------------------------
  45          2,615,521   556,532          0    2,315,521   256,532          0  2,315,521    256,532         0
---------------------------------------------------------------------------------------------------------------
  50          4,085,639   558,921          0    3,785,639   258,921          0  3,785,639    258,921         0
---------------------------------------------------------------------------------------------------------------
  55          6,496,035   516,277          0    6,186,700   216,277          0  6,186,700    216,277         0
---------------------------------------------------------------------------------------------------------------
  60         10,427,067   401,141          0   10,127,067   101,141          0 10,127,067    101,141         0
---------------------------------------------------------------------------------------------------------------
  Age
  100        15,355,375         0          0   15,055,375         0          0 15,055,375          0         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-8


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                          EXCEL CHOICE                  $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM USING           DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                       GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OR  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross  12% Gross   6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,731   302,564    302,397        2,731      2,564    2,397         840        673       506
---------------------------------------------------------------------------------------------------------------
   2            305,896   305,389    304,902        5,896      5,389    4,902       4,005      3,498     3,011
---------------------------------------------------------------------------------------------------------------
   3            309,346   308,298    307,330        9,346      8,298    7,330       7,455      6,407     5,439
---------------------------------------------------------------------------------------------------------------
   4            313,102   311,288    309,678       13,102     11,288    9,678      11,212      9,398     7,787
---------------------------------------------------------------------------------------------------------------
   5            317,195   314,362    311,943       17,195     14,362   11,943      15,304     12,471    10,052
---------------------------------------------------------------------------------------------------------------
   6            321,648   317,512    314,118       21,648     17,512   14,118      19,946     15,810    12,417
---------------------------------------------------------------------------------------------------------------
   7            326,498   320,742    316,205       26,498     20,742   16,205      24,985     19,229    14,693
---------------------------------------------------------------------------------------------------------------
   8            331,776   324,046    318,196       31,776     24,046   18,196      30,452     22,722    16,872
---------------------------------------------------------------------------------------------------------------
   9            337,526   327,427    320,092       37,526     27,427   20,092      36,391     26,293    18,958
---------------------------------------------------------------------------------------------------------------
  10            343,782   330,877    321,884       43,782     30,877   21,884      42,837     29,932    20,938
---------------------------------------------------------------------------------------------------------------
  15            386,937   350,579    330,106       86,937     50,579   30,106      86,937     50,579    30,106
---------------------------------------------------------------------------------------------------------------
  20            454,446   371,668    334,529      154,446     71,668   34,529     154,446     71,668    34,529
---------------------------------------------------------------------------------------------------------------
  25            559,151   391,572    332,811      259,151     91,572   32,811     259,151     91,572    32,811
---------------------------------------------------------------------------------------------------------------
  30            720,491   405,269    321,159      420,491    105,269   21,159     420,491    105,269    21,159
---------------------------------------------------------------------------------------------------------------
  35            966,996   403,060          0      666,996    103,060        0     666,996    103,060         0
---------------------------------------------------------------------------------------------------------------
  40          1,339,742   366,723          0    1,039,742     66,723        0   1,039,742     66,723         0
---------------------------------------------------------------------------------------------------------------
  45          1,898,909         0          0    1,598,909          0        0   1,598,909          0         0
---------------------------------------------------------------------------------------------------------------
  50          2,736,395         0          0    2,436,395          0        0   2,436,395          0         0
---------------------------------------------------------------------------------------------------------------
  55          3,988,456         0          0    3,688,456          0        0   3,688,456          0         0
---------------------------------------------------------------------------------------------------------------
  60          5,880,406         0          0    5,580,406          0        0   5,580,406          0         0
---------------------------------------------------------------------------------------------------------------
  Age
  100         7,673,340         0          0    7,373,340          0        0   7,373,340          0         0
---------------------------------------------------------------------------------------------------------------

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.61%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.75% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-9